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One Security Benefit Place • Topeka, Kansas 66636-0001
800.888.2461 • SecurityBenefit.com

June 12, 2013

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Capital Portfolios, Inc.	0000908186	June 6, 2013
American Century Investment Trust	0000908406	June 6, 2013
Ariel Investment Trust	0000798365	May 17, 2013
Baron Investment Funds Trust	0000810902	May 22, 2013
BlackRock Funds	0000844779	June 4, 2013
Goldman Sachs Trust	0000822977	May 31, 2013
Ivy Funds	0000883622	June 7, 2013

Securities and Exchange Commission
June 12, 2013
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Janus Investment Fund	0000277751	May 30, 2013
Northern Funds	0000916620	June 6, 2013
Oppenheimer Discovery Fund	0000777547	May 29, 2013
Oppenheimer Global Fund	0000074658	May 29, 2013
PIMCO Funds	0000810893	June 4, 2013
Pioneer Strategic Income Fund	0001077452	May 30, 2013
Prudential Jennison Small Company Fund, Inc.	0000318531	May 31, 2013
RidgeWorth Funds	0000883939	June 7, 2013
Rydex Series Funds	0000899148	June 6, 2013
Security Equity Fund	0000088525	June 6, 2013
Security Income Fund	0000088498	June 6, 2013
Security Large Cap Value Fund	0000088565	June 6, 2013
Security Mid Cap Growth Fund	0000088676	June 6, 2013
Wells Fargo Funds Trust	0001081400	May 29, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company